Financial instruments—fair values and risk management - Liquidity risk (Details) € / shares in Units, € in Thousands		1 Months Ended	12 Months Ended
	Nov. 07, 2019 EUR (€) shares	Jul. 31, 2020 € / shares shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares	Jul. 31, 2020 $ / shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Liquidity risk
Expected cash flows receivables with in two months			€ 16,154
Common per share | (per share)		€ 12.71			$ 14.00
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs			22,000
Cash and cash equivalents			48,156	€ 41,095		€ 9,222	€ 3,157
Carrying amount			55,834	35,524
Total			59,351	40,012
Reconciliation of liabilities arising from financing activities
Beginning of year			26,970	19,679
Cash flows			(7,513)	(14,397)
Additions			4,692	21,688
Changes in maturity			(51)
End of year			24,098	26,970
Non-current financial liabilities
Reconciliation of liabilities arising from financing activities
Beginning of year			19,647	14,627
Cash flows			(1,993)	(12,783)
Additions			2,029	18,910
Changes in maturity			(1,605)	(1,107)
End of year			18,078	19,647
Non-current lease liabilities
Reconciliation of liabilities arising from financing activities
Beginning of year			18,069	1,712
Cash flows			(1,383)	(1,696)
Additions			2,029	18,910
Changes in maturity			(1,038)	(857)
End of year			17,677	18,069
Current financial liabilities
Reconciliation of liabilities arising from financing activities
Beginning of year			7,323	5,052
Cash flows			(5,520)	(1,614)
Additions			2,663	2,778
Changes in maturity			1,554	1,107
End of year			6,020	7,323
Non-current portion of secured bank loans
Reconciliation of liabilities arising from financing activities
Beginning of year			968	12,055
Cash flows				(11,087)
Changes in maturity			(567)
End of year			401	968
Municipal loans
Reconciliation of liabilities arising from financing activities
Beginning of year			610	860
Cash flows			(610)
Changes in maturity				(250)
End of year				610
Current portion of secured bank loans
Reconciliation of liabilities arising from financing activities
Beginning of year			802	1,787
Cash flows			(865)	(985)
Additions			63
Changes in maturity			567
End of year			567	802
Bank Loans
Reconciliation of liabilities arising from financing activities
Cash flows			438
Changes in maturity			(51)
End of year			387
Bank overdrafts
Reconciliation of liabilities arising from financing activities
Beginning of year			2,636	1,915
Cash flows			(1,208)	721
Additions			110
End of year			1,538	2,636
Municipal loans
Reconciliation of liabilities arising from financing activities
Beginning of year			250
Cash flows			(250)
Changes in maturity				250
End of year				250
Current lease liabilities
Reconciliation of liabilities arising from financing activities
Beginning of year			3,635	1,350
Cash flows			(3,635)	(1,350)
Additions			2,490	2,778
Changes in maturity			1,038	857
End of year			3,528	3,635
Less than 2 months
Liquidity risk
Total			33,270	10,274
2 to 12 months
Liquidity risk
Total			5,072	5,892
Within five years
Liquidity risk
Total			10,269	11,275
Later than 5 years
Liquidity risk
Total			10,740	12,571
Trade and other receivables due with in two months
Liquidity risk
Expected cash flows			14,857	6,644
Bank overdrafts
Liquidity risk
Carrying amount			1,538	2,636
Total			1,538	2,636
Bank overdrafts | Less than 2 months
Liquidity risk
Total			€ 1,538	€ 2,636
Bank overdrafts | 2 to 12 months
Liquidity risk
Interest-bearing loans will mature in less than one year (in percent)			25.00%	27.20%
Secured bank loans
Liquidity risk
Utilized amount of secured credit lines			€ 1,538	€ 2,636
Carrying amount			968	1,770
Secured bank loans			3,500	4,000
Total			€ 997	€ 1,866
Secured bank loans | Minimum
Liquidity risk
Interest rate on secured credit lines			3.75%	3.33%
Secured bank loans | Maximum
Liquidity risk
Interest rate on secured credit lines			4.75%	4.50%
Secured bank loans | Less than 2 months
Liquidity risk
Total			€ 5	€ 12
Secured bank loans | 2 to 12 months
Liquidity risk
Total			584	848
Secured bank loans | Within five years
Liquidity risk
Total			408	1,006
Other bank loans
Liquidity risk
Carrying amount			387
Total			394
Other bank loans | 2 to 12 months
Liquidity risk
Total			394
Lease liabilities
Liquidity risk
Carrying amount			21,205	21,704
Total			24,897	25,934
Lease liabilities | Less than 2 months
Liquidity risk
Total			716	755
Lease liabilities | 2 to 12 months
Liquidity risk
Total			3,580	3,034
Lease liabilities | Within five years
Liquidity risk
Total			9,861	9,574
Lease liabilities | Later than 5 years
Liquidity risk
Total			10,740	12,571
Municipal loans
Liquidity risk
Carrying amount				860
Total				1,022
Municipal loans | 2 to 12 months
Liquidity risk
Total				327
Municipal loans | Within five years
Liquidity risk
Total				695
Trade payables
Liquidity risk
Carrying amount			31,736	8,554
Total			31,525	8,554
Trade payables | Less than 2 months
Liquidity risk
Total			31,011	6,871
Trade payables | 2 to 12 months
Liquidity risk
Total			€ 514	€ 1,683
Common shares
Liquidity risk
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs	€ 42,000
Increase (decrease) in number of ordinary shares issued | shares	4,000,000		2,000,000	4,000,000
Common shares | Follow-on public offering
Liquidity risk
Total number of shares issued and sold in follow-on public offering | shares		3,500,000
Number of shares offered by existing shareholders | shares		1,500,000
The Company | Common shares | Follow-on public offering
Liquidity risk
Increase (decrease) in number of ordinary shares issued | shares		2,000,000